Debt (Components Of Long-Term Debt) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Schedule of Capitalization, Long-term Debt [Line Items]
Total long-term debt					$ 1,626,044,000	$ 1,113,837,000
Less: current portion, included in other current liabilities on the consolidated balance sheets					3,652,000	3,623,000
Long-term debt	$ 1,641,182,000		$ 1,712,790,000		1,622,392,000	1,110,214,000
Short-term borrowings	95,391,000		86,200,000		75,319,000	69,519,000
Interest Paid	3,779,000	$ 2,978,000	56,558,000	$ 38,591,000	76,085,000	75,121,000	$ 68,334,000
Fixed Rate Six Point Seven Five Due Two Thousand Twenty Three [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Senior notes					$ 500,000,000	0
Fixed Rate Nine Point One Two Five Percentage Due Two Thousand Seventeen [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt instrument, fixed interest rate					9.125%
Debt instrument, maturity year					2017
Unamortized discount					$ 0	0
Fixed Rate Six Point Five Zero Due Two Thousand Twenty One [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Senior notes					$ 500,000,000	500,000,000
Debt instrument, fixed interest rate					6.50%
Debt instrument, maturity year					2021
Fixed Rate Six Point Seven Five Due Two Thousand twenty Two [Domain]
Schedule of Capitalization, Long-term Debt [Line Items]
Senior notes					$ 479,906,000	480,863,000
Debt instrument, fixed interest rate					6.75%
Debt Instrument, Maturity Date					Nov. 01, 2022
Debt Instrument, Unamortized Premium					$ 4,906,000	5,863,000
Interest Rate Swap [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Senior notes					876,000	(2,534,000)
Secured Credit Facility [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Line of credit facility					$ 136,081,000	123,781,000
Debt Instrument, Maturity Date					Oct. 01, 2018
Long-term Line of Credit	250,200,000		311,600,000		$ 211,400,000	193,300,000
Other Long-term Debt, Noncurrent	$ 154,800,000		$ 225,400,000		$ 136,100,000	123,800,000
Debt instrument, maturity year					2018
Short-term borrowings					$ 75,319,000	$ 69,519,000
Weighted average interest rate of debt	3.30%		3.70%		3.50%	3.40%
Write off of Deferred Debt Issuance Cost					$ 300,000
Notes Payable [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Notes payable					9,181,000	$ 11,727,000
Unamortized discount					$ 1,914,000	$ 2,392,000
Weighted average interest rate of debt					9.50%	8.80%
Long-term debt, Notes payable due start					2015
Long-term debt, Notes payable due end					2022
Fixed Rate Nine Point One Two Five Percentage Due Two Thousand Seventeen [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Derivative, Cost of Hedge					$ 200,000
Debt Instrument, Issuance Date					Jun. 06, 2014
Debt instrument, face amount					$ 150,000,000
Debt instrument, fixed interest rate					9.125%
Debt Instrument, Maturity Date					Oct. 01, 2017
Debt Instrument, Repurchased Face Amount					$ 300,000,000
Payments of Debt Extinguishment Costs					14,700,000
Interest Paid					3,300,000
Write off of Deferred Debt Issuance Cost					$ 6,000,000
Fixed Rate Six Point Seven Five Due Two Thousand twenty Two [Domain]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt Instrument, Issuance Date					Nov. 04, 2013
Debt instrument, face amount					$ 325,000,000
Debt instrument, fixed interest rate					6.75%
Debt Instrument, Maturity Date					Nov. 01, 2022
Proceeds from Issuance of Unsecured Debt					$ 319,300,000
Debt issued premium, percent of par					104.00%
Fixed Rate Six Point Five Zero Due Two Thousand Twenty One [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt Instrument, Issuance Date					Nov. 06, 2010
Debt instrument, face amount					$ 500,000,000.0
Debt instrument, fixed interest rate					6.50%
Debt Instrument, Frequency of Periodic Payment					semi-annually
Debt Instrument, Maturity Date					May 01, 2021
Debt instrument prepayment penalty prior to date					2019
Fixed Rate Six Point Seven Five Due Two Thousand Twenty Three [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt instrument, face amount					$ 500,000,000
Debt instrument, fixed interest rate					6.75%
Debt Instrument, Maturity Date					Jun. 01, 2023
Proceeds from Debt, Net of Issuance Costs					$ 491,300,000